Events after the reporting period	6 Months Ended
Dec. 31, 2023
Events after the reporting period [Abstract]
Events after the reporting period
Note 20. Events after the reporting period

No matter or circumstance has arisen since 31 December 2023 that has significantly affected, or may significantly affect the Company’s operations, the results of those operations, or the Company’s state of affairs in future financial years.